Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Amounts payable to affiliates	$ 48.0	$ 41.0
Amounts receivable from affiliates	$ 36.0	18.0
Egencia
Related Party Transactions
Term of agreement	18 months
Amount of net receivable (payable)	$ 15.0
Loss contingency	19.0
Advisory Services Agreement
Related Party Transactions
Advisory services fees	1.0	2.5	$ 2.5
Amounts payable to affiliates	5.0	4.0
Commercial Agreements
Related Party Transactions
Advisory services fees	24.0	10.0	12.0
Amounts payable to affiliates	24.0	16.0
Revenue from affiliates	21.0	19.0	$ 21.0
Amounts receivable from affiliates	$ 15.0	15.0
License of American Express Marks
Related Party Transactions
Term of agreement	11 years
Commercial and Operating Agreements with Expedia
Related Party Transactions
Revenue from affiliates	$ 130.0	8.0
Amounts receivable from affiliates	$ 18.0	4.0
Term of agreement	10 years
Transition Services Agreement with Expedia, Inc
Related Party Transactions
Advisory services fees	$ 34.0	8.0
Amounts payable to affiliates	8.0	8.0
Amount of net receivable (payable)	4.0	16.0
Certain tax indemnity and other agreements
Related Party Transactions
Amounts payable to affiliates	$ 2.0	$ 2.0